May 15, 2024
Invesco Core Bond Fund | Invesco Core Bond Fund
The Average Annual Total Returns table appearing under the heading “Performance Information" in the prospectuses is replaced in its entirety as set forth below.
Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Total Returns (for the periods ended December 31, 2023)
	Inception Date	1 Year	5 Years	10 Years

Class A

Return Before Taxes	4/15/1988	0.80%	0.39%	1.48%

Return After Taxes on Distributions		-0.91	-1.15	0.07

Return After Taxes on Distributions and Sale of Fund Shares		0.45	-0.26	0.56

Class C	7/11/1995	3.64	0.48	1.28

Class R	3/1/2001	5.16	0.99	1.64

Class Y	4/27/1998	5.70	1.57	2.22

Class R5	5/24/2019	5.69	1.52[1]	2.06[1]

Class R6	4/27/2012	5.73	1.59	2.28

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		5.53	1.10	1.81

Bloomberg U.S. Credit Index (reflects no deduction for fees, expenses or taxes)		8.18	2.45	2.83

FTSE Broad Investment Grade Bond Index (reflects no deduction for fees, expenses or taxes)		5.62	1.12	1.81

1
Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund and the predecessor fund as they have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.